MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                                MFS(R) BOND FUND
                        MFS(R) CAPITAL OPPORTUNITIES FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                           MFS(R) EMERGING GROWTH FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                     MFS(R) GOVERNMENT LIMITED MATURITY FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                        MFS(R) GROWTH OPPORTUNITIES FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                 MFS(R) INTERMEDIATE INVESTMENT GRADE BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                            MFS(R) MONEY MARKET FUND
                           MFS(R) MUNICIPAL BOND FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                          MFS(R) MUNICIPAL INCOME FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) NEW ENDEAVOR FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) STRATEGIC GROWTH FUND
                          MFS(R) STRATEGIC INCOME FUND
                           MFS(R) STRATEGIC VALUE FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                        MFS(R) UNION STANDARD EQUITY FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

     Supplement to the Current Statement of Additional Information - Part I

Effective May 1, 2006, the "Dealer Reallowances" section of Appendix D of Part I of the Statement of Additional Information is hereby restated as follows:

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Capital Opportunities Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Core Growth Fund, MFS Emerging Growth Fund, MFS Emerging Markets Equity Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS Growth Allocation Fund, MFS Growth Opportunities Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Moderate Allocation Fund, MFS New Discovery Fund, MFS New Endeavor Fund, MFS Research Fund, MFS Research International Fund, MFS Strategic Growth Fund, MFS Strategic Value Fund, MFS Technology Fund, MFS Total Return Fund, MFS Union Standard Equity Fund, MFS Utilities Fund, MFS Value Fund:

Dealer Reallowances
As shown above, MFD pays (or "reallows") a portion of the Class A and [for funds that offer Class 529A shares] Class 529A shares' initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A and [for funds that offer Class 529A shares] Class 529A shares' offering price is:

                                             Dealer Reallowance as a
Amount of Purchase                           percent of Offering Price
------------------                           -------------------------
Less than $50,000                                     5.00%
$50,000 but less than $100,000                        4.00%
$100,000 but less than $250,000                       3.00%
$250,000 but less than $500,000                       2.25%
$500,000 but less than $1,000,000                     1.75%
$1,000,000 or more                                    None*
------------------------
* For Class A shares only, a CDSC will apply to such purchases.

For MFS Bond Fund, MFS Emerging Markets Debt Fund, MFS Government Securities Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS Intermediate Investment Grade Bond Fund, MFS Municipal Bond Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Research Bond Fund, Research Bond Fund J, MFS Strategic Income Fund, MFS Municipal State Funds: AL, AR, CA, FL, GA, MD, MA, MS, NY, NC, PA, SC, TN, VA, WV :

Dealer Reallowances
As shown above, MFD pays (or "reallows") a portion of the Class A and [for funds that offer Class 529A shares] Class 529A shares' initial sales charge to dealers. The dealer reallowance as expressed as a percentage of the Class A and [for funds that offer Class 529A shares] Class 529A shares' offering price is:

                                             Dealer Reallowance as a
Amount of Purchase                           percent of Offering Price
------------------                           -------------------------
Less than $50,000                                     4.00%
$50,000 but less than $100,000                        3.50%
$100,000 but less than $250,000                       3.00%
$250,000 but less than $500,000                       2.25%
$500,000 but less than $1,000,000                     1.75%
$1,000,000 or more                                    None*
------------------------
* For Class A shares only, a CDSC will apply to such purchases.




                  The date of this Supplement is April 1, 2006